Loans and advances and deposits at amortised cost (Table)	12 Months Ended
Dec. 31, 2020
Deposits at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost
Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2020	2019
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	9,003	9,722
Loans and advances at amortised cost to customers	110,101	121,015
Debt securities at amortised cost	15,163	10,899
Total loans and advances at amortised cost	134,267	141,636

Deposits at amortised cost from banks	17,348	18,144
Deposits at amortised cost from customers	227,348	195,737
Total deposits at amortised cost	244,696	213,881

Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortised cost
Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2020	2019
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	9,003	9,722
Loans and advances at amortised cost to customers	110,101	121,015
Debt securities at amortised cost	15,163	10,899
Total loans and advances at amortised cost	134,267	141,636

Deposits at amortised cost from banks	17,348	18,144
Deposits at amortised cost from customers	227,348	195,737
Total deposits at amortised cost	244,696	213,881